Segment Information	12 Months Ended
Dec. 31, 2022
Segment Information
Segment Information
28.	Segment Information
(a)	Description of segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on this organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.

Effective in the fourth quarter of 2021, the Group changed its segment disclosure to separately report the results of Cloud Music. Effective in the second quarter of 2022, the Company renamed its “online game services” segment as “games and related value-added services,” and transferred certain business lines that are related or ancillary to its games from “innovative businesses and others” to “games and related value-added services,” including the NetEase CC live streaming service and other value-added services. As a result, the Group now reports segments as games and related value-added services, Youdao, Cloud Music and innovative businesses and others. This change in segment reporting aligns with the manner in which the Group’s CODM currently receives and uses financial information to allocate resources and evaluate the performance of reporting segments. This change in segment presentation does not affect consolidated balance sheets, consolidated statements of operations and comprehensive income or consolidated statements of cash flows. The Group retrospectively recast prior years segment information, to conform to current year presentation.

(b)	Segment data

The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2020, 2021 and 2022. The Group does not allocate any operating costs or assets to its business segments as the Group’s CODM does not use this information to measure the performance of the operating segments. There was no significant transaction between reportable segments for the years ended December 31, 2020, 2021 and 2022 (in thousands).

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues:
Games and related value-added services	58,719,895	67,819,288	74,566,471
Youdao	3,167,515	5,354,357	5,013,182
Cloud Music	4,895,731	6,997,622	8,992,221
Innovative businesses and others	6,883,992	7,434,759	7,923,935
Total net revenues	73,667,133	87,606,026	96,495,809

Cost of revenues:
Games and related value-added services	(22,730,558)	(26,007,412)	(27,784,419)
Youdao	(1,713,229)	(2,448,146)	(2,430,738)
Cloud Music	(5,491,066)	(6,854,948)	(7,699,103)
Innovative businesses and others	(4,748,878)	(5,324,719)	(5,815,423)
Total cost of revenues	(34,683,731)	(40,635,225)	(43,729,683)

Gross profit:
Games and related value-added services	35,989,337	41,811,876	46,782,052
Youdao	1,454,286	2,906,211	2,582,444
Cloud Music	(595,335)	142,674	1,293,118
Innovative businesses and others	2,135,114	2,110,040	2,108,512
Total gross profit	38,983,402	46,970,801	52,766,126

The following table set forth the disaggregation of net revenues by timing of revenue recognition for the years ended December 31, 2020, 2021 and 2022 (in thousands):

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
A point in time	15,911,575	19,581,668	23,322,675
Over time	57,755,558	68,024,358	73,173,134
Total Net revenue	73,667,133	87,606,026	96,495,809

The following table presents the total depreciation expenses of property and equipment recorded under cost of revenues by segment for the years ended December 31, 2020, 2021 and 2022 (in thousands):

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Games and related value-added services	270,457	278,780	339,300
Youdao	7,239	9,330	11,610
Cloud Music	6,878	3,827	6,044
Innovative businesses and others	189,536	114,442	129,693
Total depreciation expenses of property and equipment	474,110	406,379	486,647

As substantially all of the Group’s long-lived assets are located in the PRC and substantially all of the Group’s revenue of reportable segments are derived from China based on the geographical locations where services and products are provided to customers, no geographical information is presented.